Segment Information - Analysis by Reportable Segment of Revenue and Operating Results of Continuing Operations (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)
Disclosure Of Operating Segments [Line Items]
Revenues	$ 223,199	$ 7,289	$ 216,739	$ 210,478
Income before income tax	47,008	$ 1,535	47,204	46,067
From External Customers [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	223,199		216,739	210,478
Intersegment [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	5,041		4,330	5,851
Consolidated [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	223,199		216,739	210,478
Segment [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	228,240		221,069	216,329
Intersegment Elimination [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	(5,041)		(4,330)	(5,851)
Consumer Business [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	137,093		132,063	129,912
Income before income tax	28,907		28,505	27,528
Consumer Business [Member] | From External Customers [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	137,093		132,063	129,912
Consumer Business [Member] | Intersegment [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	2,626		2,166	2,857
Consumer Business [Member] | Segment [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	139,719		134,229	132,769
Enterprise Business [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	73,005		72,152	69,258
Income before income tax	14,363		15,607	15,094
Enterprise Business [Member] | From External Customers [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	73,005		72,152	69,258
Enterprise Business [Member] | Intersegment [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	1,014		952	1,693
Enterprise Business [Member] | Segment [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	74,019		73,104	70,951
International Business [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	9,188		7,189	6,122
Income before income tax	2,141		1,694	1,246
International Business [Member] | From External Customers [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	9,188		7,189	6,122
International Business [Member] | Intersegment [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	995		864	961
International Business [Member] | Segment [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	10,183		8,053	7,083
Other [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	3,913		5,335	5,186
Income before income tax	1,597		1,398	2,199
Other [Member] | From External Customers [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	3,913		5,335	5,186
Other [Member] | Intersegment [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	406		348	340
Other [Member] | Segment [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	$ 4,319		$ 5,683	$ 5,526